Pioneer ILS Interval Fund

Schedule of Investments | July 31, 2020

Ticker Symbol: XILSX

	Principal Amount USD ($)		Value
		UNAFFILIATED ISSUERS - 100.4%
		INSURANCE-LINKED SECURITIES - 100.4% of Net Assets(a)
		Event Linked Bonds - 17.5%
		Earthquakes - California - 0.1%
	250,000(b)	Ursa Re, 5.556% (3 Month U.S. Treasury Bill + 547 bps), 12/10/20 (144A)	$250,125
	300,000(b)	Ursa Re, 5.836% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	299,790
			$549,915
		Earthquakes - Chile - 0.0%†
	500,000(b)	International Bank for Reconstruction & Development, 2.692% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$493,100
		Earthquakes - Colombia - 0.0%†
	500,000(b)	International Bank for Reconstruction & Development, 3.192% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$493,100
		Earthquakes - Japan - 0.6%
	1,250,000(b)	Kizuna Re II, 1.961% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$1,234,250
	750,000(b)	Kizuna Re II, 2.586% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	740,550
	800,000(b)	Nakama Re, 2.2% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	797,520
	1,750,000(b)	Nakama Re, 3.136% (3 Month USD LIBOR + 300 bps), 4/13/23 (144A)	1,730,750
			$4,503,070
		Earthquakes - Mexico - 0.0%†
	250,000(b)	International Bank for Reconstruction & Development, 3.733% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$247,300
		Earthquakes - Peru - 0.1%
	700,000(b)	International Bank for Reconstruction & Development, 6.192% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$691,180
		Earthquakes - U.S. Regional - 0.2%
	1,500,000(b)	Merna Re, 2.086% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$1,491,750
		Inland Flood - U.S. - 0.1%
	500,000(b)	FloodSmart Re, 11.916% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$481,900
		Multiperil - Japan - 0.4%
	750,000(b)	Akibare Re, 2.186% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$738,975
	2,250,000(b)	Akibare Re, 2.186% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	2,220,075
			$2,959,050
		Multiperil - U.S. - 7.2%
	2,750,000(b)	Bowline Re 2018-1, 4.76% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	$2,685,375
	750,000(b)	Caelus Re V, 10.786% (3 Month U.S. Treasury Bill + 1,070 bps), 6/7/21 (144A)	620,925
	850,000(b)	Caelus Re VI, 5.586% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	824,840
	750,000(b)	Caelus Re VI, 5.586% (3 Month U.S. Treasury Bill + 550 bps), 6/7/24 (144A)	720,150
	1,000,000(b)	Fortius Re, 3.42% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	987,800
	16,500,000(b)	Kilimanjaro Re, 5.044% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	16,384,500
	500,000(b)	Kilimanjaro Re, 13.714% (3 Month USD LIBOR + 1,361 bps), 5/6/22 (144A)	488,850
	2,000,000(b)	Kilimanjaro II Re, 6.367% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	1,991,200
	1,050,000(b)	Kilimanjaro II Re, 6.387% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	1,038,345
	2,000,000(b)	Kilimanjaro II Re, 7.977% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	1,969,000
	1,000,000(b)	Kilimanjaro II Re, 7.997% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	989,000
	3,300,000(b)	Kilimanjaro II Re, 10.677% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	3,271,290
	650,000(b)	Residential Reinsurance 2016, 4.166% (3 Month U.S. Treasury Bill + 408 bps), 12/6/20 (144A)	640,900
	2,500,000(b)	Residential Reinsurance 2016, 5.686% (3 Month U.S. Treasury Bill + 560 bps), 12/6/20 (144A)	2,463,000
	1,250,000(b)	Residential Reinsurance 2016, 11.606% (3 Month U.S. Treasury Bill + 1,152 bps), 9/6/20 (144A)	62,500
	250,000(b)	Residential Reinsurance 2017, 3.356% (3 Month U.S. Treasury Bill + 327 bps), 6/6/21 (144A)	246,200
	1,500,000(b)	Residential Reinsurance 2017, 6.016% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	1,453,800
	1,700,000(b)	Residential Reinsurance 2017, 13.126% (3 Month U.S. Treasury Bill + 1,304 bps), 12/6/21 (144A)	1,638,120
	1,250,000(b)	Residential Reinsurance 2018, 11.876% (3 Month U.S. Treasury Bill + 1,179 bps), 12/6/22 (144A)	1,216,750
	250,000(c)	Residential Reinsurance 2019, 12/6/20 (144A)	201,775
	2,500,000(b)	Residential Reinsurance 2019, 12.456% (3 Month U.S. Treasury Bill + 1,237 bps), 12/6/23 (144A)	2,449,250
	10,050,000(b)	Sanders Re, 2.975% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	9,742,470
	2,750,000(b)	Sanders Re II, 4.5% (3 Month U.S. Treasury Bill + 450 bps), 4/7/24 (144A)	2,722,500
	1,500,000(b)	Spectrum Capital, 5.965% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,466,700
	250,000(b)	Tailwind Re 2017-1, 7.446% (3 Month U.S. Treasury Bill + 736 bps), 1/8/22 (144A)	246,875
	250,000(b)	Tailwind Re 2017-1, 9.186% (3 Month U.S. Treasury Bill + 910 bps), 1/8/22 (144A)	246,075
			$56,768,190
		Multiperil - U.S. & Canada - 1.9%
	4,500,000(b)	Hypatia, 6.836% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$4,532,400
	4,500,000(b)	Hypatia, 9.836% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	4,531,950
	250,000(b)	Kilimanjaro Re, 5.064% (3 Month USD LIBOR + 494 bps), 5/5/23 (144A)	246,025
	6,040,000(b)	Mona Lisa Re, 8.086% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	6,004,364
			$15,314,739
		Multiperil - U.S. Regional - 0.9%
	3,350,000(b)	Long Point Re III, 2.836% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$3,286,015
	4,000,000(b)	Matterhorn Re, 5.086% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	3,954,800
			$7,240,815
	Principal Amount USD ($)		Value
		Multiperil - Worldwide - 0.6%
	1,000,000(b)	Galilei Re, 5.724% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	$983,000
	250,000(b)	Galilei Re, 5.924% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	245,575
	500,000(b)	Galilei Re, 8.674% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	488,650
	500,000(b)	Galilei Re, 13.884% (6 Month USD LIBOR + 1,384 bps), 1/8/21 (144A)	483,450
	250,000(b)	Galileo Re, 7.821% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	243,425
	2,250,000(b)	Kendall Re, 5.591% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	2,204,100
			$4,648,200
		Wildfire - California - 0.0%†
	2,000,000(b)	Cal Phoenix Re, 0.734% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$5,000
		Windstorm - Europe - 0.3%
EUR	2,000,000	Windmill II Re, 4.00%, 7/5/24	$2,361,042
		Windstorm - Florida - 0.1%
	1,000,000(b)	Integrity Re, 4.05% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$959,300
	250,000(b)	Integrity Re II, 7.423% (3 Month USD LIBOR + 725 bps), 4/12/23 (144A)	248,825
			$1,208,125
		Windstorm - Japan - 0.1%
	1,000,000(b)	Akibare Re, 2.836% (3 Month U.S. Treasury Bill + 275 bps), 4/7/24 (144A)	$990,600
		Windstorm - Mexico - 0.5%
	2,000,000	International Bank for Reconstruction & Development, 6.733%, 3/13/24	$1,978,400
	1,750,000(b)	International Bank for Reconstruction & Development, 10.186% (3 Month USD LIBOR + 1,000 bps), 3/13/24 (144A)	1,731,100
			$3,709,500
		Windstorm - Texas - 0.9%
	3,750,000(b)	Alamo Re, 3.486% (3 Month U.S. Treasury Bill + 340 bps), 6/7/21 (144A)	$3,729,375
	3,500,000(b)	Alamo Re II, 5.836% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)	3,518,550
			$7,247,925
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000+(b)	Citrus Re, 0.186% (3 Month U.S. Treasury Bill + 10 bps), 2/25/21 (144A)	$48,609
		Windstorm - U.S. Regional - 3.5%
	1,250,000(b)	Blue Halo Re, 13.336% (3 Month U.S. Treasury Bill + 1,325 bps), 6/28/23 (144A)	$1,247,500
	2,250,000(b)	Cape Lookout Re, 4.326% (1 Month U.S. Treasury Bill + 424 bps), 2/25/22 (144A)	2,243,475
	1,500,000(c)	Matterhorn Re, 12/7/20 (144A)	1,375,950
	8,000,000(c)	Matterhorn Re, 12/7/21 (144A)	6,961,600
	4,000,000(b)	Matterhorn Re, 6.336% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	3,965,200
	4,000,000(b)	Matterhorn Re, 7.5% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	3,926,000
	7,750,000(b)	Matterhorn Re, 10.086% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	7,757,750
			$27,477,475
		Total Event Linked Bonds	$138,930,585
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 20.7%
		Earthquakes - California - 0.3%
	2,500,000+(d)(e)	Adare Re 2020,1/31/21	$2,582,926
		Multiperil - Australia - 0.0%†
AUD	3,000,000+(d)(e)	EC0015 Re, 8/31/20	$20,357
		Multiperil - U.S. - 3.5%
	6,410,084+(d)(e)	Ballybunion Re, 2/28/21	$6,508,312
	1,250,000+(d)(e)	Dingle Re 2019, 2/1/21	1,275,657
	1,535,000+(d)(e)	Dingle Re 2020, 1/31/21	1,517,089
	15,703,476+(e)	Kingsbarn Re 2018, 5/19/21	15,704
	15,150,000+(d)(e)	Kingsbarn Re 2020, 5/1/22	14,556,984
	4,994,779+(d)(e)	Maidstone Re 2018, 1/15/21	1,667,257
	3,062,750+(d)(e)	Riviera Re 2017, 4/30/21	393,257
	11,084,286+(d)(e)	Riviera Re 2018-2, 4/30/21	3,060,656
			$28,994,916
		Multiperil - Worldwide - 15.0%
	10,000,000+(d)(e)	Cerulean Re 2018-B1, 7/31/21	$2,767,000
	2,150,000+(d)(e)	Cerulean Re 2019-C1, 8/31/20	2,150,000
	4,600,000+(e)	Clarendon Re 2020, 12/31/21	4,220,778
	4,537,500+(d)(e)	Cyprus Re 2017, 1/10/21	82,583
	11,935,217+(d)(e)	Dartmouth Re 2018, 1/15/21	2,831,033
	7,030,140+(e)	Dartmouth Re 2019, 1/31/21	1,592,327
	7,300,000+(d)(e)	Dartmouth Re 2020, 2/28/21	6,645,965
	10,240,739+(d)(e)	Gloucester Re 2018, 2/28/21	1,802,370
	5,400,000+(d)(e)	Kingston Heath Re 2020, 2/28/21	5,097,536
	36,000+(e)	Limestone Re 2016-1, 8/31/21	104
	82,000+(e)	Limestone Re 2016-1, 8/31/21	238
	2,581,000+(d)(e)	Limestone Re 2019-2, 3/1/23 (144A)	4,501,264
	1,539,000+(d)(e)	Limestone Re 2020-1, 3/1/24 (144A)	1,584,554
	1,161,000+(d)(e)	Limestone Re 2020-2, 10/1/24	1,162,277
	20,619,000+(d)(e)	Limestone Re 2020-2, 10/1/24	20,641,681
	5,273,540+(d)(e)	Lindrick Re 2018, 6/15/21	4,908,430
	9,000,000+(e)	Merion Re 2020-1, 12/31/23	7,992,270
	12,000,000+(d)(e)	Old Head Re 2020, 12/31/23	10,901,481
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	7,333,436+(d)(e)	Oyster Bay Re 2018, 1/15/21	$6,655,827
	4,100,000+(d)(e)	Resilience Re, 4/6/21	410
	5,000,000+(d)(e)	Resilience Re, 5/1/21	500
	15,658,450+(d)(e)	Seminole Re 2018, 1/15/21	1,769,837
	4,600,000+(e)	Seminole Re 2020, 2/28/21	4,163,386
	15,546,234+(d)(e)	Walton Health Re 2018, 6/15/21	7,384,461
	8,050,000+(d)(e)	Walton Health Re 2019, 6/30/21	8,069,546
	4,300,000+(e)	Wentworth Re 2019-2, 8/31/20	4,346,319
	7,800,000+(d)(e)	Wentworth Re 2020-1, 12/31/23	7,291,509
			$118,563,686
		Windstorm - Florida - 1.1%
	3,667,500+(d)(e)	Cedar Re 2020, 6/30/24	$3,493,294
	8,569,000+(d)(e)	Formby Re 2018, 2/28/21	1,615,437
	5,500,405+(d)(e)	Portrush Re 2017, 6/15/21	3,509,809
			$8,618,540
		Windstorm - North Carolina - 0.1%
	1,070,000+(e)	Isosceles Re 2020, 4/30/22	$1,043,250
		Windstorm - U.S. Multistate - 0.3%
	2,150,000+(e)	White Heron Re 2020, 6/30/24	$2,027,450
		Windstorm - U.S. Regional - 0.4%
	2,500,000+(e)	Liphook Re 2020, 6/30/24	$2,316,750
	2,350,000+(d)(e)	Oakmont Re 2017, 4/30/21	69,090
	1,017,500+(d)(e)	Oakmont Re 2019, 4/30/21	704,427
			$3,090,267
		Total Collateralized Reinsurance	$164,941,392
		Industry Loss Warranties - 0.8%
		Multiperil - U.S. - 0.7%
	5,500,000+(d)(e)	Scotscraig Re 2020, 1/31/21	$5,312,222
		Windstorm - U.S. - 0.1%
	750,000+(e)	Thaxted Park Re 2020, 12/10/20	$730,460
		Total Industry Loss Warranties	$6,042,682
		Reinsurance Sidecars - 61.4%
		Multiperil - U.S. - 4.4%
	5,000,000+(d)(e)	Carnoustie Re 2016, 11/30/20	$135,000
	12,500,000+(d)(e)	Carnoustie Re 2017, 11/30/21	1,647,500
	19,406,338+(e)	Carnoustie Re 2018, 12/31/21	217,351
	15,128,863+(e)	Carnoustie Re 2019, 12/31/22	28,745
	14,673,432+(d)(e)	Castle Stuart Re 2018, 12/1/21	3,733,631
	33,700,000+(d)(f)	Harambee Re 2018, 12/31/21	1,213,200
	27,831,163+(f)	Harambee Re 2019, 12/31/22	578,888
	27,000,000+(d)(f)	Harambee Re 2020, 12/31/23	27,413,100
			$34,967,415
		Multiperil - U.S. Regional - 0.1%
	5,110,275+(d)(e)	EC0009 Re, 12/31/20	$766,541
		Multiperil - Worldwide - 56.9%
	4,200+(d)(e)	Alturas Re 2019-1, 3/10/23 (144A)	$87,704
	85,044+(e)	Alturas Re 2019-2, 3/10/22	768,109
	1,900,000+(d)(e)	Alturas Re 2019-3, 9/12/23	2,107,100
	530,000+(d)(e)	Alturas Re 2020-1A, 3/10/23	448,592
	1,070,000+(d)(e)	Alturas Re 2020-1B, 3/10/23 (144A)	905,648
	9,158,000+(d)(e)	Alturas Re 2020-2, 3/10/23	9,656,195
	286,581+(d)(f)	Alturas Re 2020-3, 9/30/24	289,819
	2,100,000+(d)(e)	Arlington Re 2015, 2/1/21	102,060
	4,000,000+(d)(e)	Bantry Re 2016, 3/31/21	322,400
	9,006,108+(d)(e)	Bantry Re 2017, 3/31/21	2,126,342
	20,980,295+(d)(e)	Bantry Re 2018, 12/31/21	239,175
	22,000,000+(e)	Bantry Re 2019, 12/31/22	747,201
	25,891,803+(d)(e)	Bantry Re 2020, 12/31/23	27,261,712
	5,299,000+(d)(e)	Berwick Re 2017-1, 2/1/21	175,397
	53,833,776+(d)(e)	Berwick Re 2018-1, 12/31/21	6,551,571
	38,460,846+(d)(e)	Berwick Re 2019-1, 12/31/22	41,507,485
	12,600,000+(f)	Blue Lotus Re 2018, 12/31/21	783,720
	19,250,000+(d)(e)	Carnoustie Re 2020, 12/31/23	20,601,587
	2,750,000+(d)(e)	Clearwater Re 2020, 6/30/22	2,834,001
	400,000+(e)	Eden Re II, 3/22/22 (144A)	260,417
	845,567+(e)	Eden Re II, 3/22/22 (144A)	530,333
	236,658+(d)(e)	Eden Re II, 3/22/23 (144A)	2,100,008
	23,400,000+(d)(e)	Eden Re II, 3/22/24 (144A)	24,813,360
	7,000,000+(d)(e)	Gleneagles Re 2016, 11/30/20	218,400
	19,900,000+(d)(e)	Gleneagles Re 2017, 11/30/21	2,074,855
	21,917,000+(d)(e)	Gleneagles Re 2018, 12/31/21	2,592,781
	19,436,692+(e)	Gleneagles Re 2019, 12/31/22	434,357
	21,962,485+(d)(e)	Gleneagles Re 2020, 12/31/23	22,755,135
	47,710,184+(d)(e)	Gullane Re 2018, 12/31/21	47,153,935
	42,000+(e)	Limestone Re 2018, 3/1/22	1,435,413
	3,250,000+(f)	Lion Rock Re 2019, 1/31/21	252,850
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	3,250,000+(d)(e)	Lion Rock Re 2020, 1/31/21	$3,560,050
	19,500,000+(d)(f)	Lorenz Re 2018, 7/1/21	852,150
	13,577,448+(d)(f)	Lorenz Re 2019, 6/30/22	10,745,192
	7,939,242+(d)(f)	Lorenz Re 2020, 6/30/23	7,939,242
	44,514,882+(d)(e)	Merion Re 2018-2, 12/31/21	48,494,512
	4,700,000+(d)(f)	NCM Re 2018, 12/31/21	262,260
	1,941,681+(f)	NCM Re 2019, 12/31/22	225,623
	2,000,000+(d)(e)	Pangaea Re 2015-1, 2/28/21	2,616
	6,000,000+(e)	Pangaea Re 2015-2, 5/29/21	8,945
	5,220,000+(e)	Pangaea Re 2016-1, 11/30/20	11,587
	20,000,000+(e)	Pangaea Re 2016-2, 11/30/20	59,522
	17,000,000+(d)(e)	Pangaea Re 2017-1, 11/30/21	1,700
	33,250,000+(d)(e)	Pangaea Re 2017-3, 5/31/22	1,248,737
	12,750,000+(d)(e)	Pangaea Re 2018-1, 12/31/21	749,700
	17,500,000+(d)(e)	Pangaea Re 2018-3, 7/1/22	363,010
	12,750,000+(d)(e)	Pangaea Re 2019-1, 2/1/23	265,678
	16,380,464+(d)(e)	Pangaea Re 2019-3, 7/1/23	16,478,269
	17,538,941+(d)(e)	Pangaea Re 2020-1, 2/1/24	18,173,851
	4,953+(e)	Sector Re V, 3/1/23 (144A)	231,330
	13,114+(e)	Sector Re V, 3/1/23 (144A)	851,733
	1,755,061+(d)(e)	Sector Re V, 3/1/23 (144A)	313,065
	2,632,556+(d)(e)	Sector Re V, 3/1/23 (144A)	459,684
	4,320,248+(d)(e)	Sector Re V, 12/1/23 (144A)	2,638,074
	18,399+(d)(e)	Sector Re V, 3/1/24 (144A)	1,308,940
	944,953+(d)(e)	Sector Re V, 3/1/24 (144A)	444,641
	2,055,047+(d)(e)	Sector Re V, 3/1/24 (144A)	968,036
	1,000,000+(d)(e)	Sector Re V, 12/1/24 (144A)	1,004,942
	2,879,752+(d)(e)	Sector Re V, 12/1/24 (144A)	2,893,983
	2,800,000+(d)(e)	Sector Re V, 3/1/25 (144A)	2,889,883
	4,500,000+(d)(e)	Sector Re V, 3/1/25 (144A)	4,644,455
	8,650,072+(d)(e)	Sector Re V, 3/1/25 (144A)	8,790,185
	5,000,000+(d)(e)	St. Andrews Re 2017-1, 2/1/21	339,000
	7,760,968+(d)(e)	St. Andrews Re 2017-4, 6/1/21	763,679
	33,083,230+(d)(e)	Sussex Re 2020-1, 12/31/22	34,638,142
	24,000,000+(d)(f)	Thopas Re 2018, 12/31/21	–
	16,586,501+(d)(f)	Thopas Re 2019, 12/31/22	2,962,349
	19,180,000+(d)(f)	Thopas Re 2020, 12/31/23	20,349,980
	20,000,000+(d)(e)	Versutus Re 2017, 11/30/21	–
	35,000,000+(d)(e)	Versutus Re 2018, 12/31/21	–
	30,889,158+(e)	Versutus Re 2019-A, 12/31/21	1,504,302
	1,188,665+(e)	Versutus Re 2019-B, 12/31/21	57,888
	27,500,000+(d)(f)	Viribus Re 2018, 12/31/21	1,113,750
	11,676,844+(f)	Viribus Re 2019, 12/31/22	458,900
	15,792,968+(d)(f)	Viribus Re 2020, 12/31/23	16,912,689
	40,641,287+(d)(e)	Woburn Re 2018, 12/31/21	4,187,795
	17,003,469+(d)(e)	Woburn Re 2019, 12/31/22	7,958,158
			$450,265,889
		Total Reinsurance Sidecars	$485,999,845
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $828,470,056)	$795,914,504
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.4%
		(Cost $828,470,056)	$795,914,504
		OTHER ASSETS AND LIABILITIES - (0.4)%	$(3,246,944)
		NET ASSETS - 100.0%	$792,667,560

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $196,813,382, or 24.8% of net assets.

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Adare Re 2020	12/30/2019	2,511,250	2,582,926
Akibare Re	3/22/2018	750,000	738,975
Akibare Re	3/19/2020	1,000,000	990,600
Akibare Re	3/22/2018	2,250,000	2,220,075
Alamo Re	5/23/2018	3,750,000	3,729,375
Alamo Re II	5/29/2020	3,500,000	3,518,550
Alturas Re 2019-1	12/20/2018	4,200	87,704
Alturas Re 2019-2	12/19/2018	85,044	768,109
Alturas Re 2019-3	6/26/2019	1,900,000	2,107,100
Alturas Re 2020-1A	12/27/2019	530,000	448,592
Alturas Re 2020-1B	1/1/2020	1,070,000	905,648
Alturas Re 2020-2	12/23/2019	9,158,000	9,656,195
Alturas Re 2020-3	7/1/2020	286,581	289,819
Restricted Securities	Acquisition date	Cost	Value
Arlington Re 2015	3/22/2016	3,889	102,060
Ballybunion Re	12/31/2019	6,427,345	6,508,312
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	2,126,550	2,126,342
Bantry Re 2018	2/6/2019	238,719	239,175
Bantry Re 2019	2/1/2019	-	747,201
Bantry Re 2020	1/17/2020	25,891,803	27,261,712
Berwick Re 2017-1	1/3/2017	175,727	175,397
Berwick Re 2018-1	1/10/2018	10,221,078	6,551,571
Berwick Re 2019-1	12/31/2018	38,460,846	41,507,485
Blue Halo Re	6/16/2020	1,250,000	1,247,500
Blue Lotus Re 2018	12/20/2017	-	783,720
Bowline Re 2018-1	5/10/2018	2,750,000	2,685,375
Caelus Re V	5/4/2018	750,000	620,925
Caelus Re VI	2/20/2020	729,148	720,150
Caelus Re VI	2/20/2020	830,797	824,840
Cal Phoenix Re	7/30/2018	2,000,000	5,000
Cape Lookout Re	10/16/2019	2,242,070	2,243,475
Carnoustie Re 2016	12/31/2015	-	135,000
Carnoustie Re 2017	1/3/2017	2,971,966	1,647,500
Carnoustie Re 2018	12/22/2017	-	217,351
Carnoustie Re 2019	12/31/2018	-	28,745
Carnoustie Re 2020	7/16/2020	19,250,000	20,601,587
Castle Stuart Re 2018	12/20/2017	6,031,491	3,733,631
Cedar Re 2020	7/31/2020	3,493,165	3,493,294
Cerulean Re 2018-B1	9/10/2018	8,664,035	2,767,000
Cerulean Re 2019-C1	7/22/2019	1,903,567	2,150,000
Citrus Re	2/19/2016	1,000,000	48,609
Clarendon Re 2020	5/5/2020	3,916,374	4,220,778
Clearwater Re 2020	6/19/2020	2,750,000	2,834,001
Cyprus Re 2017	1/24/2017	15,250	82,583
Dartmouth Re 2018	1/18/2018	5,162,426	2,831,033
Dartmouth Re 2019	1/16/2019	121,240	1,592,327
Dartmouth Re 2020	2/5/2020	5,576,012	6,645,965
Dingle Re 2019	3/4/2019	1,139,865	1,275,657
Dingle Re 2020	2/13/2020	1,429,853	1,517,089
EC0009 Re	1/22/2018	1,367,072	766,541
EC0015 Re	6/28/2018	1,829,064	20,357
Eden Re II	1/23/2018	19,543	530,333
Eden Re II	3/2/2018	28,046	260,417
Eden Re II	1/22/2019	236,658	2,100,008
Eden Re II	12/23/2019	23,400,000	24,813,360
FloodSmart Re	6/5/2020	475,974	481,900
Formby Re 2018	7/9/2018	1,368,079	1,615,437
Fortius Re	7/13/2017	1,000,000	987,800
Galilei Re	10/31/2017	250,000	243,425
Galilei Re	2/28/2018	250,479	245,575
Galilei Re	1/4/2017	498,875	483,450
Galilei Re	1/4/2017	500,000	488,650
Galilei Re	1/4/2017	999,796	983,000
Gleneagles Re 2016	1/14/2016	-	218,400
Gleneagles Re 2017	1/11/2017	2,961,789	2,074,855
Gleneagles Re 2018	12/27/2017	1,759,342	2,592,781
Gleneagles Re 2019	12/31/2018	-	434,357
Gleneagles Re 2020	6/16/2020	21,962,485	22,755,135
Gloucester Re 2018	1/2/2018	1,659,527	1,802,370
Gullane Re 2018	3/26/2018	45,467,488	47,153,935
Harambee Re 2018	12/19/2017	3,411,285	1,213,200
Harambee Re 2019	12/20/2018	-	578,888
Harambee Re 2020	2/27/2020	27,000,000	27,413,100
Hypatia	7/10/2020	4,500,000	4,531,950
Hypatia	7/10/2020	4,500,000	4,532,400
Integrity Re	4/19/2018	988,953	959,300
Integrity Re II	3/18/2020	250,000	248,825
International Bank for Reconstruction & Development	6/5/2020	243,586	247,300
International Bank for Reconstruction & Development	2/2/2018	500,000	493,100
International Bank for Reconstruction & Development	2/2/2018	500,000	493,100
International Bank for Reconstruction & Development	2/2/2018	700,000	691,180
International Bank for Reconstruction & Development	2/28/2020	1,741,233	1,731,100
International Bank for Reconstruction & Development	2/28/2020	2,000,000	1,978,400
Isosceles Re 2020	6/8/2020	1,040,210	1,043,250
Kendall Re	4/19/2018	2,245,916	2,204,100
Kilimanjaro II Re	4/6/2017	1,000,000	989,000
Kilimanjaro II Re	4/6/2017	1,049,495	1,038,345
Kilimanjaro II Re	4/6/2017	2,000,000	1,991,200
Kilimanjaro II Re	4/6/2017	2,004,432	1,969,000
Kilimanjaro II Re	4/6/2017	3,298,545	3,271,290
Kilimanjaro Re	10/16/2019	248,096	246,025
Kilimanjaro Re	4/18/2018	500,000	488,850
Kilimanjaro Re	4/18/2018	16,404,483	16,384,500
Restricted Securities	Acquisition date	Cost	Value
Kingsbarn Re 2018	6/15/2018	-	15,704
Kingsbarn Re 2020	6/17/2020	14,153,273	14,556,984
Kingston Heath Re 2020	1/21/2020	4,560,182	5,097,536
Kizuna Re II	3/16/2018	750,000	740,550
Kizuna Re II	3/16/2018	1,250,000	1,234,250
Limestone Re 2016-1	2/28/2018	2,193	104
Limestone Re 2016-1	2/28/2018	4,996	238
Limestone Re 2018	6/20/2018	42,000	1,435,413
Limestone Re 2019-2	6/20/2018	2,581,000	4,501,264
Limestone Re 2020-1	12/27/2019	1,539,000	1,584,554
Limestone Re 2020-2	6/26/2020	1,161,000	1,162,277
Limestone Re 2020-2	6/20/2018	20,619,000	20,641,681
Lindrick Re 2018	6/21/2018	4,459,443	4,908,430
Lion Rock Re 2019	12/17/2018	(64,575)	252,850
Lion Rock Re 2020	3/27/2020	3,250,000	3,560,050
Liphook Re 2020	7/14/2020	2,318,781	2,316,750
Long Point Re III	5/17/2018	3,350,000	3,286,015
Lorenz Re 2018	8/21/2018	5,330,629	852,150
Lorenz Re 2019	6/26/2019	13,577,448	10,745,192
Lorenz Re 2020	7/28/2020	7,939,242	7,939,242
Maidstone Re 2018	1/8/2018	2,842,884	1,667,257
Matterhorn Re	4/30/2020	1,413,143	1,375,950
Matterhorn Re	12/20/2019	4,000,000	3,926,000
Matterhorn Re	1/29/2020	4,000,000	3,965,200
Matterhorn Re	1/29/2020	4,000,000	3,954,800
Matterhorn Re	6/25/2020	6,961,637	6,961,600
Matterhorn Re	6/25/2020	7,750,000	7,757,750
Merion Re 2018-2	12/28/2017	44,514,882	48,494,512
Merion Re 2020-1	3/10/2020	7,267,760	7,992,270
Merna Re	3/26/2018	1,500,000	1,491,750
Mona Lisa Re	12/30/2019	6,018,596	6,004,364
Nakama Re	9/21/2016	801,457	797,520
Nakama Re	2/22/2018	1,750,000	1,730,750
NCM Re 2018	12/27/2017	701,331	262,260
NCM Re 2019	4/30/2019	10,571	225,623
Oakmont Re 2017	5/10/2017	-	69,090
Oakmont Re 2019	5/21/2019	591,854	704,427
Old Head Re 2020	1/8/2020	9,109,866	10,901,481
Oyster Bay Re 2018	1/17/2018	6,545,438	6,655,827
Pangaea Re 2015-1	12/30/2014	-	2,616
Pangaea Re 2015-2	6/5/2015	339,164	8,945
Pangaea Re 2016-1	12/29/2015	-	11,587
Pangaea Re 2016-2	5/31/2016	-	59,522
Pangaea Re 2017-1	12/28/2016	2,985,870	1,700
Pangaea Re 2017-3	6/1/2017	5,656,398	1,248,737
Pangaea Re 2018-1	12/26/2017	2,304,596	749,700
Pangaea Re 2018-3	6/27/2018	4,215,068	363,010
Pangaea Re 2019-1	1/9/2019	133,859	265,678
Pangaea Re 2019-3	7/10/2019	16,380,464	16,478,269
Pangaea Re 2020-1	1/13/2020	17,538,941	18,173,851
Portrush Re 2017	6/12/2017	4,218,727	3,509,809
Residential Reinsurance 2016	5/12/2017	648,620	640,900
Residential Reinsurance 2016	4/28/2016	1,250,000	62,500
Residential Reinsurance 2016	11/3/2016	2,483,513	2,463,000
Residential Reinsurance 2017	5/4/2018	249,645	246,200
Residential Reinsurance 2017	3/28/2019	1,457,867	1,453,800
Residential Reinsurance 2017	2/28/2018	1,626,421	1,638,120
Residential Reinsurance 2018	11/15/2018	1,238,046	1,216,750
Residential Reinsurance 2019	11/5/2019	229,883	201,775
Residential Reinsurance 2019	11/5/2019	2,490,654	2,449,250
Resilience Re	2/8/2017	2,413	500
Resilience Re	4/13/2017	13,396	410
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,656
Sanders Re	3/29/2018	9,958,141	9,742,470
Sanders Re II	3/18/2020	2,750,000	2,722,500
Scotscraig Re 2020	1/29/2020	4,965,813	5,312,222
Sector Re V	4/27/2018	4,953	231,330
Sector Re V	4/23/2018	13,114	851,733
Sector Re V	5/1/2019	18,399	1,308,940
Sector Re V	5/1/2019	944,953	444,641
Sector Re V	12/4/2019	1,000,000	1,004,942
Sector Re V	4/23/2018	1,010,295	313,065
Sector Re V	4/27/2018	1,529,510	459,684
Sector Re V	4/23/2019	2,055,047	968,036
Sector Re V	4/24/2020	2,800,000	2,889,883
Sector Re V	1/1/2020	2,879,752	2,893,983
Sector Re V	12/14/2018	3,772,212	2,638,074
Sector Re V	4/29/2020	4,500,000	4,644,455
Sector Re V	4/29/2020	8,650,072	8,790,185
Restricted Securities	Acquisition date	Cost	Value
Seminole Re 2018	1/2/2018	1,517,790	1,769,837
Seminole Re 2020	5/1/2020	4,040,056	4,163,386
Spectrum Capital	6/13/2017	1,499,236	1,466,700
St. Andrews Re 2017-1	1/5/2017	338,742	339,000
St. Andrews Re 2017-4	3/31/2017	-	763,679
Sussex Re 2020-1	1/23/2020	33,083,230	34,638,142
Tailwind Re 2017-1	7/12/2019	248,748	246,875
Tailwind Re 2017-1	2/28/2018	249,530	246,075
Thaxted Park Re 2020	5/27/2020	726,762	730,460
Thopas Re 2018	12/12/2017	4,021,687	-
Thopas Re 2019	12/21/2018	3,315,057	2,962,349
Thopas Re 2020	12/30/2019	19,180,000	20,349,980
Ursa Re	7/12/2019	249,286	250,125
Ursa Re	11/20/2019	300,000	299,790
Versutus Re 2017	12/28/2016	1,324,819	-
Versutus Re 2018	12/20/2017	1,188,698	-
Versutus Re 2019-A	1/28/2019	-	1,504,302
Versutus Re 2019-B	12/24/2018	-	57,888
Viribus Re 2018	12/22/2017	3,752,323	1,113,750
Viribus Re 2019	3/25/2019	-	458,900
Viribus Re 2020	12/30/2019	15,792,968	16,912,689
Walton Health Re 2018	10/19/2018	12,748,049	7,384,461
Walton Health Re 2019	7/18/2019	6,271,594	8,069,546
Wentworth Re 2019-2	7/30/2019	3,708,591	4,346,319
Wentworth Re 2020-1	1/28/2020	6,414,999	7,291,509
White Heron Re 2020	7/21/2020	2,028,224	2,027,450
Windmill II Re	6/17/2020	2,243,600	2,361,042
Woburn Re 2018	3/20/2018	15,587,272	4,187,795
Woburn Re 2019	1/30/2019	7,371,539	7,958,158
Total Restricted Securities			795,914,504
% of Net assets			100.4%

(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Non-income producing security.
(e)	Issued as participation notes.
(f)	Issued as preference shares.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Depreciation
USD	2,247,157	EUR	(2,000,000)	State Street Bank & Trust Co.	12/23/20	$(117,096)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT						$(117,096)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

AUD	-	Australian Dollar
EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Event Linked Bonds
Windstorm - U.S. Multistate	$–	$–	$48,609	$48,609
Collateralized Reinsurance
Earthquakes - California	–	–	2,582,926	2,582,926
Multiperil - Australia	–	–	20,357	20,357
Multiperil - U.S.	–	–	27,719,259	27,719,259
Multiperil - Worldwide	–	–	119,839,343	119,839,343
Windstorm - Florida	–	–	8,618,540	8,618,540
Windstorm - North Carolina	–	–	1,043,250	1,043,250
Windstorm - U.S. Multistate	–	–	2,027,450	2,027,450
Windstorm - U.S. Regional	–	–	3,090,267	3,090,267
Industry Loss Warranties
Multiperil - U.S.	–	–	5,312,222	5,312,222
Windstorm - U.S.	–	–	730,460	730,460
Reinsurance Sidecars
Multiperil - U.S.	–	–	34,967,415	34,967,415
Multiperil - U.S. Regional	–	–	766,541	766,541
Multiperil - Worldwide	–	–	450,265,889	450,265,889
All Other Insurance-Linked Securities	–	138,881,976	–	138,881,976
Total Investments in Securities	$–	$138,881,976	$657,032,528	$795,914,504
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contract	$–	$(117,096)	$–	$(117,096)
Total Other Financial Instruments	$–	$(117,096)	$–	$(117,096)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 10/31/19	$712,374,496
Realized gain (loss)	(8,405,608)
Change in unrealized appreciation (depreciation)	19,946,434
Accrued discounts/premiums	287,223
Purchases	350,807,095
Sales	(418,277,112)
Transfers in to Level 3*	300,000
Transfers out of Level 3*	--
Balance as of 7/31/20	$657,032,528

*
Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2020 an investment having value of $300,000 was transferred from Level 2 to Level 3 due to the use of significant unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2020: $22,295,554.